Research International Core Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

Common Stocks (97.7%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (4.0%)
Advanced Info Service PCL - Foreign Shares	Thailand	397,800	4,553
Capcom Co., Ltd.	Japan	94,700	2,008
Cellnex Telecom SA	Spain	189,504	6,153
KDDI Corp.	Japan	570,400	9,768
Koninklijke KPN NV	Netherlands	1,422,987	7,915
SoftBank Group Corp.	Japan	86,300	2,074
Spotify Technology SA *	United States	13,236	6,418

Total			38,889

Consumer Discretionary (7.2%)
Accor SA	France	88,660	4,248
Aristocrat Leisure, Ltd.	Australia	108,521	3,448
Burberry Group PLC *	United Kingdom	136,540	1,998
Cie Financiere Richemont SA	Switzerland	49,040	8,738
- Class A
Compagnie Generale des	France	148,263	5,049
Etablissements Michelin
LVMH Moet Hennessy Louis	France	18,353	10,202
Vuitton SE
Next PLC	United Kingdom	32,927	5,553
Nitori Holdings Co., Ltd.	Japan	140,400	2,230
Pan Pacific International	Japan	967,900	5,937
Holdings Corp.
Sands China, Ltd.	Macao	874,000	1,858
Shimano, Inc.	Japan	41,600	4,359
Sony Group Corp.	Japan	426,700	8,801
Suzuki Motor Corp.	Japan	662,600	7,939

Total			70,360

Consumer Staples (5.4%)
Ajinomoto Co., Inc.	Japan	184,600	5,176
Alimentation Couche-Tard, Inc.	Canada	34,478	1,954
Beiersdorf AG	Germany	79,692	7,050
British American Tobacco PLC United Kingdom		241,070	14,042
Davide Campari-Milano NV	Italy	880,768	6,273
Jeronimo Martins SGPS SA	Portugal	233,266	5,596
Pernod Ricard SA	France	95,803	7,151
Unicharm Corp.	Japan	985,500	5,739

Total			52,981

Energy (5.3%)
Eni SpA	Italy	519,668	14,757
Galp Energia SGPS SA	Portugal	481,589	11,708
Reliance Industries, Ltd.	India	299,268	4,336
TotalEnergies SE	France	225,407	20,813

Total			51,614

Financials (25.9%)
AIA Group, Ltd.	Hong Kong	1,238,000	13,907
Aon PLC	United States	26,736	8,630
B3 SA - Brasil, Bolsa, Balcao	Brazil	2,468,000	8,767
Banco Bilbao Vizcaya	Spain	531,310	11,597
Argentina SA
Banco Bradesco SA, ADR	Brazil	2,129,555	7,773
Bank of Ireland Group PLC	Ireland	624,693	11,432

Common Stocks (97.7%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
Barclays PLC	United Kingdom	2,564,347	13,513
Beazley PLC	United Kingdom	347,941	5,838
BNP Paribas SA	France	139,435	13,283
BPER Banca SpA	Italy	981,374	12,811
Euronext NV	Netherlands	81,008	13,034
HDFC Bank, Ltd.	India	886,155	7,046
Hiscox, Ltd.	United Kingdom	540,525	10,893
ING Groep NV	Netherlands	534,030	13,954
London Stock Exchange	United Kingdom	78,989	9,335
Group PLC
Mastercard, Inc. - Class A	United States	19,613	9,800
Mizuho Financial Group, Inc.	Japan	728,400	29,074
NatWest Group PLC	United Kingdom	1,235,900	9,170
Samsung Fire & Marine	South Korea	11,311	3,279
Insurance Co., Ltd.
Sompo Holdings, Inc.	Japan	260,100	10,163
The Toronto-Dominion Bank	Canada	141,605	13,225
UBS Group AG	Switzerland	301,900	11,742
Willis Towers Watson PLC	United States	21,081	6,128

Total			254,394

Health Care (11.0%)
Alcon, Inc.	United States	72,399	5,431
AstraZeneca PLC	United Kingdom	79,630	15,553
ConvaTec Group PLC	United Kingdom	1,954,755	5,621
CSL, Ltd.	Australia	62,630	6,153
Daiichi Sankyo Co., Ltd.	Japan	451,900	7,967
Haleon PLC	United States	2,684,039	13,286
Merck KGaA	Germany	57,734	7,170
Novartis AG	United States	145,260	22,055
Qiagen NV	United States	156,953	6,287
Roche Holding AG	United States	32,942	13,008
Terumo Corp.	Japan	373,600	5,002

Total			107,533

Industrials (17.8%)
Atlas Copco AB - Class A	Sweden	519,104	9,131
Babcock International Group	United Kingdom	282,854	4,357
PLC
Daikin Industries, Ltd.	Japan	56,700	6,879
GEA Group AG	Germany	120,080	8,486
Hitachi, Ltd.	Japan	789,000	23,059
Japan Airlines Co., Ltd.	Japan	136,600	2,222
Legrand SA	France	80,333	12,413
Mitsubishi Electric Corp.	Japan	317,400	10,365
Mitsui & Co., Ltd.	Japan	232,700	8,959
MTU Aero Engines AG	Germany	29,347	10,506
Qantas Airways, Ltd.	Australia	668,078	3,924
RB Global, Inc.	Canada	64,550	6,191
Schneider Electric SE	United States	92,068	25,288
Spirax Group PLC	United Kingdom	62,853	5,625
Taisei Corp.	Japan	80,500	8,407
Techtronic Industries Co., Ltd.	Hong Kong	552,500	7,354
Thales SA	France	34,505	10,131
Weir Group PLC	United Kingdom	175,039	6,549

Research International Core Portfolio

Common Stocks (97.7%)	Country	Shares/ Par +	Value $ (000’s)
Industrials continued
Wolters Kluwer NV	Netherlands	58,430	4,371

Total			174,217

Information Technology (10.0%)
ASML Holding NV	Netherlands	14,431	19,101
Cadence Design Systems, Inc.*	United States	14,020	3,896
Constellation Software, Inc.	Canada	2,750	4,828
Disco Corp.	Japan	20,200	8,094
FUJIFILM Holdings Corp.	Japan	190,500	3,621
Fujitsu, Ltd.	Japan	353,800	7,190
Keyence Corp.	Japan	19,900	7,048
NEC Corp.	Japan	106,700	2,658
Samsung Electronics Co., Ltd.	South Korea	88,715	9,965
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	308,189	17,374
Tokyo Electron, Ltd.	Japan	60,300	14,747

Total			98,522

Materials (8.2%)
Akzo Nobel NV	Netherlands	82,334	4,725
Croda International PLC	United Kingdom	125,194	4,678
Glencore PLC *	Australia	1,682,156	12,818
James Hardie Industries PLC*	United States	254,881	4,708
Linde PLC	United States	36,081	17,887
Northern Star Resources, Ltd.	Australia	175,928	2,568
Novozymes A/S - Class B	Denmark	75,496	4,467

Common Stocks (97.7%)	Country	Shares/ Par +	Value $ (000’s)
Materials continued
Rio Tinto PLC	Australia	102,631	9,540
Shin-Etsu Chemical Co., Ltd.	Japan	245,300	9,981
Sika AG	Switzerland	23,431	3,897
Symrise AG	Germany	59,668	5,052

Total			80,321

Utilities (2.9%)
APA Group	Australia	460,112	3,164
China Resources Gas Group, Ltd.	China	825,200	2,013
CLP Holdings, Ltd.	Hong Kong	330,500	3,112
E.ON SE	Germany	329,865	7,210
National Grid PLC	United Kingdom	779,267	13,137

Total			28,636

Total Common Stocks (Cost: $765,722)			957,467

Warrants (–%)
Information Technology (–%)
Constellation Software, Inc.*,Æ	Canada	5,207	–

Total			–

Total Warrants (Cost: $–)			–

Total Investments (97.7%) (Cost: $765,722)@			957,467

Other Assets, Less Liabilities (2.3%)			22,528

Net Assets (100.0%)			979,995

Investments by Country of Risk as a Percentage of Net Assets:
Japan	22.4%
United States	14.6%
United Kingdom	12.8%
France	8.5%
Netherlands	6.4%
Other	33.0%

Total	97.7%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
@

At March 31, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $765,722 and the net unrealized appreciation of investments based on that cost was $191,745 which is comprised of $239,869 aggregate gross unrealized appreciation and $48,124 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Research International Core Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2026.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$6,418	$32,471	$—
Consumer Staples	1,954	51,027	—
Financials	54,323	200,071	—
Industrials	6,191	168,026	—
Information Technology	8,724	89,798	—
Materials	17,887	62,434	—
All Others	—	258,143	—
Warrants	—	—	—

Total Assets:	$95,497	$861,970	$—

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2026.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
BRL-CDI	Brazil Interbank Deposit Rate
CAONREPO	Canadian Overnight Repo Rate Average
JIBAR	Johannesburg Interbank Agreed Rate
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand 1

1